STRATTON REAL ESTATE FUND, INC.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

April 28, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Stratton Real Estate Fund, Inc.

File Nos. 2-42379 and 811-2240

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 36 under the Securities Act of 1933 and Post- Effective Amendment No. 36 under the Investment Company Act of 1940. These amendments were filed pursuant to Rule 485(b) and transmitted electronically on April 27, 2011.

If you have any questions regarding the above, please do not hesitate to contact the undersigned at (610) 941-0255.

Sincerely,

/s/ Michelle A.Whalen
Michelle A. Whalen
Assistant Secretary and Assistant Treasurer
Stratton Real Estate Fund, Inc.

cc:	Joseph B. Andolina, Esq. (Drinker Biddle & Reath LLP)